Preparation of financial statements	3 Months Ended
Mar. 31, 2022
Preparation of financial statements
Preparation of financial statements

voxeljet AG

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

1. Preparation of financial statements

Our condensed consolidated interim financial statements include the accounts of voxeljet AG and its wholly-owned subsidiaries voxeljet America Inc. (‘voxeljet America’) and voxeljet India Pvt. Ltd. (‘voxeljet India’), as well as voxeljet China Co. Ltd. (‘voxeljet China’), which are collectively referred to herein as the ‘Group’ or the ‘Company’, which is listed on the NASDAQ Capital Market (‘NASDAQ’). The liquidation of voxeljet UK Ltd. (‘voxeljet UK’), our UK subsidiary, was finalized on February 17, 2022, upon submission of final account by liquidators to the Companies House, the affairs of voxeljet UK were fully wound up. Therefore, voxeljet UK accounts are deconsolidated in the first quarter of 2022.

Our condensed consolidated interim financial statements were prepared in compliance with all applicable measurement and presentation rules contained in International Financial Reporting Standards (‘IFRS’) as set forth by the International Accounting Standards Board (‘IASB’) and Interpretations of the IFRS Interpretations Committee (‘IFRIC’). The designation IFRS also includes all valid International Accounting Standards (‘IAS’); and the designation IFRIC also includes all valid interpretations of the Standing Interpretations Committee (‘SIC’). Specifically, these financial statements were prepared in accordance with the disclosure requirements and the measurement principles for interim financial reporting purposes specified by IAS 34. Our condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto that are included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2021. The results of operations for the three months ended March 31, 2022, are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2022.

The IASB issued a number of new IFRS standards which are required to be adopted in annual periods beginning after December 31, 2021.

Standard	Effective date	Descriptions
IFRS 3	01/2022	Reference to the Conceptual Framework
IAS 16	01/2022	Proceeds before intended use
IAS 37	01/2022	Onerous contracts – Cost of Fulfilling a Contract
IFRS 1, IFRS 9, IFRS 16 and IAS 41	01/2022	Annual Improvements to IFRS Standards 2018–2020 (IFRS 1, IFRS 9, IFRS 16 and IAS 41)
IFRS 17	01/2023	Amendments to IFRS 17 Insurance Contracts
IAS 1	01/2023	Classifications of Liabilities as Current or Non-Current (Amendment to IAS 1)
IAS 1	01/2023	Amendment to IAS 1 - Disclosure of Accounting Policies
IAS 8	01/2023	Amendment to IAS 8 - Definition of Accounting Estimate
IAS 12	01/2023	Amendments to IAS 12 - Deferred Taxes in connection with Assets and Liabilities arising from a single transaction
IFRS 17 and IFRS 9	01/2023	Initial Application of IFRS 17 and IFRS 9―Comparative Information (Amendment to IFRS 17)

The adoption of standards effective 01/2022 did not have a material impact on the interim financial statements as of and for the three months ended March 31, 2022. The Company has not yet conclusively determined what impact the new standards, amendments or interpretations effective 01/2023 or later will have on its financial statements, but does not expect they will have a significant impact.

The condensed consolidated interim financial statements as of and for the three months ended March 31, 2022 and 2021 were authorized for issue by the Management Board on May 19, 2022.

Going concern

The financial statements have been prepared on the basis of going concern which contemplates continuity of normal business activities and the realization of assets and settlement of liabilities in the ordinary course of business.

voxeljet has recognized continuous net losses during the three months ended March 31, 2022, full year 2021, 2020 and 2019 amounting to kEUR 753, kEUR 10,586, kEUR 15,481 and kEUR 13,978, respectively. Additionally, voxeljet had negative cash flows from operating activities in the three months ended March 31, 2022, full year 2021, 2020 and 2019 of kEUR 1,724, kEUR 6,537, kEUR 6,598, kEUR 6,592, respectively, mainly due to continuous net losses.

The impacts from the global outbreak of COVID-19, like lower demand in both, the Systems and the Services segment due to postponements of larger investments and lower business activities from voxeljet’s clients, or travel restrictions which prohibited or hindered visits to the Company’s customers, lessened throughout fiscal year 2021 and into the first quarter of 2022. The worldwide market demand recovered to the same level compared to before the outbreak of the pandemic and the Company is able to offer installations and service visits in most regions of the world. In spite of the recovery as well as the positive trends, the continuing prevalence of the COVID-19 pandemic in certain countries as well as globally continues to pose the risk and likelihood for further lockdowns, travel restrictions and drops in demand. Further actions taken by government institutions, such as lockdowns, could result in a decrease in market demand, which could potentially result in lower cash inflows.

During 2021, in January, February and July, the Company successfully completed three registered direct offerings and sales of a total of 2,190,711 ADSs, which provided voxeljet with total gross proceeds of approximately USD 32.0 million (€ 26.6 million) before deducting fees and expenses.

Those capital increases improved the Company’s liquidity as well as equity ratio significantly. In spite of this success, voxeljet has significant financial obligations related to the repayment of tranche A including the performance participation interest from the loan received from the EIB. Tranche A will become due in December 2022 amounting to € 14.6 million reduced or increased by fair value changes of the performance participation interest. Additionally, the Company has to ensure, compliance with all covenants in the Finance Contract, including a Minimum Cash/Cash Equivalents requirement (the “Minimum Cash Covenant”).

Management is taking several steps to mitigate the situation and prepares currently for two different scenarios.

Scenario 1: Restructuring of debt with EIB and fund raising

Currently management is in discussion with the EIB in order to agree upon a drawdown of tranche B2 and tranche C of the loan amounting to € 10.0 million and therefore restructure the debt. After several promising meetings with representatives of EIB, management feels confident that a drawdown of tranche B2 as well as tranche C would be feasible in the next months. In addition, management is taking further steps to raise additional funds which may include debt or equity financing, not without mentioning that there can be no assurance that voxeljet will be able to raise further funds on terms favorable to the Company, if at all. The steps already initiated by management include several meetings with potential new as well as existing investors and banks, which have taken place in early April 2022 in New York City. The overall feedback was positive and different parties indicated that there is serious interest for participations in further capital increases from both, new as well as existing investors. Management assesses scenario 1 as reasonably certain if triggered by the Company and believes that an execution would ensure that voxeljet will continue as a going concern.

Scenario 2: Sale and leaseback of voxeljet AG’s properties located in Germany and settlement of loan contract with EIB

Management initiated steps in order to sell the properties of voxeljet AG in Germany to an investor and lease those back by negotiating for a long term lease contract. In this course, the Company has already identified several investors who have serious interest. Visits of the premises at voxeljet’s headquarters have already taken place in the first quarter of 2022 and management actually received several letters of intent from different parties. voxeljet has assessed the different offers and awarded exclusivity period to one of the investors in order to start the due diligence. Due to the positive development of the market for real estate in Germany during the last years, management would expect a favorable selling price of the properties. At the same time, the Company would fully settle the loan contract with EIB including the repayment of tranche A and B1, including all interests. Representatives of EIB already indicated that they would not deny such a settlement. Management is of the opinion that scenario 2 is reasonably certain if triggered by the Company and believes that an execution of scenario 2 would also ensure that voxeljet will continue as a going concern.

The ongoing conflict between Russia and Ukraine raises further risks and uncertainties. The heightened use of trade restrictions and sanctions, including tariffs or prohibitions on technology transfers to achieve diplomatic ends could impact voxeljet’s ability to conduct its business as planned. A spill-over of the conflict to neighboring countries, the European Union or NATO members, could result into further adverse impacts on the Company’s business, like a drop in market demand, price increases for raw materials and energy or delays in the global supply chain.

These events and conditions described above raise material uncertainties that may cast significant doubt upon voxeljet’s ability to continue as a going concern. Despite the ongoing losses, reduced cash flow and cash facilities as well as the significant financial obligations becoming due, management assumes that voxeljet will continue as a going concern. However, while management assumes of continuing as a going concern, the going concern is dependent upon management and the Company being successful in:

-	achievement of budgeted sales, and
-	successful negotiations with the EIB over the drawdown of tranche B2 and tranche C under the Finance Contract, and successful fund raising in form of equity or debt, or
-	successful agreement on a sale and leaseback transaction with an investor regarding voxeljet AG’s properties in Germany in combination with a early settlement of the loans granted by the EIB including all interests

Those assumptions and both scenarios are included in the Company’s current liquidity forecasts, and management believes that the Company has the ability to meet its financial obligations for at least the next 12 months from the authorization for issuance of these condensed consolidated interim financial statements as of and for the three months ended March 31, 2022 by the Management Board on May 19, 2022 and therefore continues as a going concern.